additional statement of cash flow information - Financing activities (Details) - CAD ($) $ in Millions	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Changes in liabilities arising from financing activities
Beginning	$ 352
Redemptions, repayments or payments	(462)
Other	482
Ending	372
Dividends payable to holders of Common Shares
Changes in liabilities arising from financing activities
Beginning	352	$ 326
Redemptions, repayments or payments	(723)	(655)
Other	743	668
Ending	372	339
Dividends reinvested in shares from Treasury
Changes in liabilities arising from financing activities
Redemptions, repayments or payments	261	45
Other	(261)	(45)
Dividends payable to holders of Common Shares net of dividends reinvested in shares from treasury
Changes in liabilities arising from financing activities
Beginning		326
Redemptions, repayments or payments		(610)
Other		623
Ending		339
Short-term borrowings
Changes in liabilities arising from financing activities
Beginning	100	100
Issued or received	200	407
Redemptions, repayments or payments	(200)	(407)
Ending	100	100
Long-term debt including derivatives used to manage currency risks arising from U.S. dollar-denominated long-term debt
Changes in liabilities arising from financing activities
Beginning	18,437	15,409
Issued or received	4,076	5,951
Redemptions, repayments or payments	(4,666)	(4,897)
Foreign exchange movement (Note 4(e))	83	(30)
Other	196	238
Ending	18,126	16,671
Long-term debt
Changes in liabilities arising from financing activities
Beginning	18,437	15,409
Issued or received	2,377	3,588
Redemptions, repayments or payments	(2,967)	(2,534)
Foreign exchange movement (Note 4(e))	83	(30)
Other	196	238
Ending	18,126	16,671
TELUS Corporation senior notes | Long-term debt including derivatives used to manage currency risks arising from U.S. dollar-denominated long-term debt
Changes in liabilities arising from financing activities
Beginning	14,479	12,186
Issued or received	1,000	1,674
Redemptions, repayments or payments	(900)
Foreign exchange movement (Note 4(e))	150	(122)
Other		(23)
Ending	14,729	13,715
TELUS Corporation commercial paper | Long-term debt including derivatives used to manage currency risks arising from U.S. dollar-denominated long-term debt
Changes in liabilities arising from financing activities
Beginning	1,015	774
Issued or received	612	1,901
Redemptions, repayments or payments	(1,692)	(2,363)
Foreign exchange movement (Note 4(e))	65	(19)
Ending		293
TELUS Communications Inc. debentures | Long-term debt including derivatives used to manage currency risks arising from U.S. dollar-denominated long-term debt
Changes in liabilities arising from financing activities
Beginning	621	620
Other	1	1
Ending	622	621
TELUS International (Cda) Inc. credit facility | Long-term debt including derivatives used to manage currency risks arising from U.S. dollar-denominated long-term debt
Changes in liabilities arising from financing activities
Beginning	431	419
Issued or received	765	13
Redemptions, repayments or payments	(68)	(21)
Foreign exchange movement (Note 4(e))	45	(17)
Other	(6)	2
Ending	1,167	396
Other | Long-term debt including derivatives used to manage currency risks arising from U.S. dollar-denominated long-term debt
Changes in liabilities arising from financing activities
Beginning	267
Redemptions, repayments or payments	(191)
Other	203
Ending	279
Lease liabilities | Long-term debt including derivatives used to manage currency risks arising from U.S. dollar-denominated long-term debt
Changes in liabilities arising from financing activities
Beginning	1,661	1,483
Redemptions, repayments or payments	(165)	(152)
Foreign exchange movement (Note 4(e))	17	(13)
Other	208	236
Ending	1,721	1,554
Derivatives used to manage currency risks arising from U.S. dollar-denominated long-term debt - liability (asset) | Long-term debt including derivatives used to manage currency risks arising from U.S. dollar-denominated long-term debt
Changes in liabilities arising from financing activities
Beginning	(37)	(73)
Issued or received	1,699	2,363
Redemptions, repayments or payments	(1,650)	(2,361)
Foreign exchange movement (Note 4(e))	(194)	141
Other	(210)	22
Ending	(392)	92
To eliminate effect of gross settlement of derivatives used to manage currency risks arising from U.S. dollar-denominated long-term debt
Changes in liabilities arising from financing activities
Issued or received	(1,699)	(2,363)
Redemptions, repayments or payments	$ 1,699	$ 2,363